UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Long Island Investors, LLC
Address:          1 Jericho Plaza, Suite 201
                  Jericho, New York 11753


Form 13F File Number: 028-13892

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bruce A. Siegel
Title:            Executive Vice President and General Counsel
Phone:            (516) 935-1200

Signature, Place, and Date of Signing:

/s/ Bruce A. Siegel           Jericho, New York          August 12, 2010
--------------------------   --------------------       ----------------
      [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $104,279 (thousands)


List of Other Included Managers:

None.


                                                     FORM 13F INFORMATION TABLE

                                               First Long Island Investors, LLC
                                                           6/30/2010

COLUMN 1                     COLUMN 2            COLUMN 3     COLUMN 4 COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
--------                     --------            --------     -------- --------            --------   --------       --------
                             TITLE OF                         VALUE    SHARES/  SHR/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS              CUSIP        (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
AMERICAN TOWER CORP CLA        COM               029912201    4472     100500   SH          Sole              100500
AMPHENOL CORP  CL A            COM               032095101    1610      41000   SH          Sole               41000
APPLE COMPUTER INC             COM               037833100    7912      31455   SH          Sole               31455
AUTOMATIC DATA PROCESSING      COM               053015103     381       9470   SH          Sole                9470
BANK OF AMERICA CORP           COM               060505104    4370     304139   SH          Sole              304139
BOEING CO                      COM               097023105    1311      20900   SH          Sole               20900
CELGENE CORP                   COM               151020104    4501      88575   SH          Sole               88575
CHEVRON CORP                   COM               166764100    2600      38310   SH          Sole               38310
CISCO SYS INC                  COM               17275R102    3594     168635   SH          Sole              168635
COCA COLA CO                   COM               191216100     529      10560   SH          Sole               10560
COGNIZANT TECHNOLOGY
  SOLUTIONS CL A               COM               192446102    5057     101010   SH          Sole              101010
CONOCOPHILLIPS                 COM               20825C104    2489      50705   SH          Sole               50705
DISNEY WALT CO                 COM               254687106    3084      97915   SH          Sole               97915
EXPRESS SCRIPTS INC            COM               302182100    1429      30400   SH          Sole               30400
GILEAD SCIENCES INC            COM               375558103    1046      30500   SH          Sole               30500
GOOGLE INC CL A                COM               38259P508    3733       8390   SH          Sole                8390
HEWLETT PACKARD CO             COM               428236103    2289      52895   SH          Sole               52895
INTEL CORP                     COM               458140100     534      27440   SH          Sole               27440
INTERNATIONAL BUS MACH         COM               459200101    4466      36166   SH          Sole               36166
JOHNSON & JOHNSON              COM               478160104     467       7905   SH          Sole                7905
JPMORGAN CHASE & CO            COM               46625h100    3191      87170   SH          Sole               87170
MASTERCARD INC CL A            COM               57636Q104    3922      19655   SH          Sole               19655
MCDONALDS CORP                 COM               580135101    1938      29420   SH          Sole               29420
MICROSOFT CORP                 COM               594918104    3602     156525   SH          Sole              156525
OCCIDENTAL PETROLEUM CORP      COM               674599105    4166      54005   SH          Sole               54005
ORACLE CORP                    COM               68389X105    3798     176965   SH          Sole              176965
PEPSICO INC                    COM               713448108    5050      82850   SH          Sole               82850
PFIZER INC                     COM               717081103     171      11980   SH          Sole               11980
PNC FINL SVCS GROUP INC        COM               693475105    2645      46810   SH          Sole               46810
PRAXAIR INC                    COM               74005P104    1657      21800   SH          Sole               21800
PRICELINE COM INC              COM               741503403    1200       6800   SH          Sole                6800
PROCTER & GAMBLE CO            COM               742718109    1693      28230   SH          Sole               28230
QUALCOMM INC                   COM               747525103    2619      79755   SH          Sole               79755
SUNCOR ENERGY INC              COM               867224107    1625      55200   SH          Sole               55200
TARGET CORP                    COM               87612E106    4374      88960   SH          Sole               88960
UNITED TECHNOLOGIES CORP       COM               913017109    2469      38030   SH          Sole               38030
VISA INC  CL A                 COM               92826c839    3934      55610   SH          Sole               55610
WAL MART STORES INC            COM               931142103     350       7283   SH          Sole                7283
